STOCK-BASED COMPENSATION AND OTHER BENEFIT PLANS - Summary of Stock Awards Activity (Details) shares in Thousands	12 Months Ended
Jan. 31, 2026 $ / shares shares
Shares or Units
Beginning balance (in shares) | shares	4,088
Granted (in shares) | shares	3,538
Released (in shares) | shares	(3,274)
Forfeited (in shares) | shares	(193)
Ending balance (in shares) | shares	4,159
Weighted-Average Grant-Date Fair Value
Beginning balance (in dollars per share) | $ / shares	$ 6.40
Granted (in dollars per share) | $ / shares	8.27
Released (in dollars per share) | $ / shares	5.91
Forfeited (in dollars per share) | $ / shares	7.79
Ending balance (in dollars per share) | $ / shares	$ 8.31